Tax liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Tax Liabilities
Schedule of tax liabilities

	12.31.21	12.31.20
Non-current
Current
Provincial, municipal and federal contributions and taxes	131	692
VAT payable	-	1,389
Tax withholdings	228	258
SUSS withholdings	27	16
Municipal taxes	233	350
Total current	619	2,705